Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0001907437
Registrant Name	Opportunistic Credit Interval Fund
Registration File Number	333-295186
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES